Private Placement (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 18, 2019
Warrant [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)		2,575,000	236,250
Aggregate purchase price (in Dollars)		$ 2,575,000	$ 236,250
Warrant [Member] | Class A Ordinary Share [Member]
Private Placement (Details) [Line Items]
Purchase price of warrants per unit	$ 1.00		$ 1.00
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)	2,575,000		236,250
Aggregate purchase price (in Dollars)	$ 2,575,000		$ 236,250
Class A Ordinary Share [Member]
Private Placement (Details) [Line Items]
Exercise price	$ 11.50
Private Warrants [Member] | Warrant [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Purchase price of warrants per unit		$ 1.00	$ 1.00
Class A Ordinary Share [Member] | Warrant [Member]
Private Placement (Details) [Line Items]
Exercise price		$ 11.50